THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE

VARIABLE COMPLIFE®

VARIABLE JOINT LIFE

VARIABLE EXECUTIVE LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE

EXECUTIVE VARIABLE UNIVERSAL LIFE

SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2015.

Effective July 31, 2015, in the section titled, “The Funds – Northwestern Mutual Series Fund, Inc.”, the following table is amended to contain the following information for the Focused Appreciation and International Growth Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
International Growth Portfolio	Long-term growth of capital	Pyramis Global Advisors, LLC

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated June 8, 2015.